Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	95,447,211	94,996,397
Common stock, shares outstanding	95,447,211	94,996,397